CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Funds, Inc. (1933 Act File No. 2-21867; 1940 Act File No. 811-2552) ("Registrant") hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to the Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 143 ("Amendment No. 143") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) the text of Amendment No. 143 was filed electronically.

WADDELL & REED ADVISORS
FUNDS, INC.

Dated: November 3, 2008	By: /s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary and
Associate General Counsel